Income Tax (Details 3)	12 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 CNY	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)
Income Tax
Period of statute of limitation years if the underpayment of taxes is due to computational errors	3 years	3 years
Period of statute of limitation extended under special circumstances	5 years	5 years
Minimum amount of underpayment of tax liability considered for special circumstances	$ 15,910	100,000
Period of statute of limitation in case of transfer pricing related adjustment	10 years	10 years
Deferred tax assets:
Accrued salary expenses	16,586,026		11,798,451
Bad debt provision	8,201,901		3,128,545
Net operating loss carry forwards	24,008,244		19,845,104
Advertising expenses temporarily non-deductible	9,415,848		4,345,753
Other	312,952		202,734
Gross deferred tax assets	58,524,971		39,320,587
Valuation allowance	(7,324,717)		(689,076)	(183,392)
Total deferred tax assets	51,200,254		38,631,511
Analysis as:
Current	41,212,042		22,077,959
Non-current	9,988,212		16,553,552
Deferred tax liabilities:
Amortization of intangible and other assets	36,925,632		40,108,863
Total deferred tax liabilities	36,925,632		40,108,863
Analysis as:
Non-current	36,925,632		40,108,863
Movement of the valuation allowance
Balance at the beginning of the period	689,076		183,392	157,085
Additions	6,625,864		484,262	21,110
Changes due to foreign exchange	9,777		21,422	5,197
Balance at the end of the period	$ 7,324,717		$ 689,076	$ 183,392